Note 18 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2020	2019

Franchisor operations
Revenues	$136,746	$148,607
Operating earnings	38,340	33,999
Initial franchise fee revenues	4,294	4,956
Depreciation and amortization	8,569	6,959
Total assets	155,319	140,439

Cash payments made during the period
Income taxes	$49,031	$31,562
Interest	22,305	29,772

Non-cash financing activities
Increases in finance lease obligations	$3,898	$9,928